LEASE LIABILITIES - Lease Liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of leases [Abstract]
Values at the beginning of the year, current lease liabilities	$ 49,015	$ 44,371
Values at the beginning of the year, non-current lease liabilities	190,134	215,250
Values at the beginning of the year, lease liabilities	239,149	259,621
Translation differences, current lease liabilities	(750)	(1,506)
Translation differences, non-current lease liabilities	4,799	(4,180)
Translation differences, lease liabilities	4,049	(5,686)
Acquisition of business (note 3), current lease liabilities	8,009
Acquisition of business (note 3), non current lease liabilities	17,668
Acquisition of business (note 3), lease liabilities	25,677
Net proceeds, current lease liabilities	2,746	3,903
Net proceeds, non-current lease liabilities	11,810	9,763
Net proceeds, lease liabilities	14,556	13,666
Indexation, current lease liabilities	5,755	3,107
Indexation, non-current lease liabilities	5,384	14,988
Indexation, lease liabilities	11,139	18,095
Repayments, current, lease liabilities	(58,900)	(49,404)
Repayments, non-current lease liabilities	0	(6)
Repayments, lease liabilities	(58,900)	(49,410)	$ (45,604)
Interest accrued, current lease liabilities	16,200	14,468
Interest accrued, non current lease liabilities	0	0
Interest accrued, lease liabilities	16,200	14,468
Interest paid, Current Lease Liabilities	10,783	11,605
Interest expense, non current lease liabilities	0	0
Interest paid, current lease liabilities	(10,783)	(11,605)
Reclassifications, current lease liabilities	40,882	45,681
Reclassifications, non-current lease liabilities	(40,882)	(45,681)
Reclassifications, lease liabilities	0	0
Values at the end of the year, current lease liabilities	52,174	49,015	44,371
Values at the end of the year, non-current lease liabilities	188,913	190,134	215,250
Values at the end of the year, lease liabilities	$ 241,087	$ 239,149	$ 259,621